Share Capital - Summary of Changes in Stock Option (Details)	12 Months Ended
	Apr. 30, 2024 shares $ / shares	Apr. 30, 2023 shares $ / shares	Apr. 30, 2022 shares $ / shares
Disclosure of classes of share capital [abstract]
Number of options, Outstanding, Beginning balance | shares	1,884,428	1,624,150
Number of options, Granted | shares	332,000	718,512
Number of options, Exercised | shares		(318,725)
Number of option, Expired | shares	(577,335)	(115,174)
Number of options, Forfeited | shares	(117,726)	(24,335)
Number of options, Outstanding | shares	1,521,367	1,884,428	1,624,150
Number of options, Unvested | shares	(460,595)
Number of options, Exercisable | shares	1,060,772
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 8.03	$ 8.29
Weighted average exercise price, Granted | $ / shares	2.02	5.58
Weighted average exercise price, Exercised | $ / shares		3.27
Weighted average exercise price, Expired | $ / shares	7.15	9.35
Weighted average exercise price, Forfeited | $ / shares	4.15	9.45
Weighted average exercise price outstanding, Ending balance | $ / shares	7.17	$ 8.03	$ 8.29
Weighted average exercise price, Unvested | $ / shares	3.26
Weighted average exercise price, Exercisable | $ / shares	$ 8.87
Weighted average life remaining (years)	3 years 5 months 19 days	3 years 3 months 7 days	2 years 10 months 17 days
Weighted average life remaining (years), Unvested	5 years 3 months
Weighted average life remaining (years), Exercisable	2 years 8 months 12 days